UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON GLOBAL ASSET

MANAGEMENT TRUST

LEGG MASON

BW INTERNATIONAL OPPORTUNITIES

BOND FUND

FORM N-Q

MARCH 31, 2011

LEGG MASON BW INTERNATIONAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited)	March 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
SOVEREIGN BONDS - 88.3%
Australia - 11.5%
New South Wales Treasury Corp.	6.000%	4/1/19	1,290,000	AUD	$1,355,887
New South Wales Treasury Corp., Senior Notes	6.000%	4/1/16	7,345,000	AUD	7,728,231
Queensland Treasury Corp., Senior Bonds	6.250%	2/21/20	865,000	AUD	908,658

Total Australia					9,992,776

Brazil - 3.4%
Brazil Nota do Tesouro Nacional, Notes	10.000%	1/1/21	5,607,000	BRL	2,913,518

Canada - 4.2%
Canadian Government Bond	6.000%	6/1/11	925,000	CAD	961,838
Government of Canada, Notes	2.000%	9/1/12	2,610,000	CAD	2,707,589

Total Canada					3,669,427

France - 9.1%
France Government Bond OAT	4.000%	10/25/38	5,740,000	EUR	7,894,685

Hungary - 2.1%
Hungary Government Bond	5.500%	2/12/16	363,000,000	HUF	1,832,202

Indonesia - 3.8%
Government of Indonesia, Senior Bond	10.000%	9/15/24	26,130,000,000	IDR	3,304,738

Ireland - 2.1%
Republic of Ireland	5.000%	10/18/20	1,860,000	EUR	1,843,638

Italy - 13.3%
Italy Buoni Poliennali Del Tesoro	5.000%	8/1/39	8,860,000	EUR	11,564,420

Korea - 4.7%
Korea Treasury Bond	5.750%	9/10/18	4,142,000,000	KRW	4,105,559

Malaysia - 4.8%
Government of Malaysia	3.756%	4/28/11	700,000	MYR	231,407
Government of Malaysia	3.718%	6/15/12	11,880,000	MYR	3,958,340

Total Malaysia					4,189,747

Mexico - 3.0%
Mexican Bonos, Bonds	8.500%	5/31/29	30,200,000	MXN	2,611,681

New Zealand - 4.3%
Government of New Zealand	6.000%	4/15/15	4,620,000	NZD	3,740,543

Norway - 4.9%
Government of Norway	6.000%	5/16/11	9,303,000	NOK	1,689,204
Government of Norway, Bonds	6.500%	5/15/13	13,360,000	NOK	2,595,936

Total Norway					4,285,140

Poland - 6.3%
Republic of Poland, Bonds	5.250%	10/25/17	15,890,000	PLN	5,386,696
Republic of Poland, Bonds	5.250%	10/25/20	90,000	PLN	29,577

Total Poland					5,416,273

South Africa - 3.1%
Republic of South Africa, Bonds	6.750%	3/31/21	20,495,000	ZAR	2,653,283

United Kingdom - 7.7%
United Kingdom Gilt	4.250%	3/7/36	4,215,000	GBP	6,647,602

TOTAL SOVEREIGN BONDS
(Cost - $74,121,110)					76,665,232

CORPORATE BONDS & NOTES - 4.3%
FINANCIALS - 4.3%
Kreditanstalt fuer Wiederaufbau, Senior Notes	6.250%	12/4/19	1,200,000	AUD	1,234,219
Merrill Lynch & Co. Inc., Senior Notes	0.983%	2/21/12	1,550,000	GBP	2,469,784	(a)

TOTAL CORPORATE BONDS & NOTES
(Cost - $3,583,149)					3,704,003

See Notes to Schedule of Investments.

LEGG MASON BW INTERNATIONAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †	VALUE
TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $77,704,259)				$80,369,235

SHORT-TERM INVESTMENTS - 8.2%
Repurchase Agreements - 8.2%
State Street Bank & Trust Co. repurchase agreement, dated 3/31/11; Proceeds at maturity - $7,133,002; (Fully collateralized by U.S. Treasury Notes, 1.000% due 4/30/12; Market value - $7,280,377) (Cost - $7,133,000)	0.010%	4/1/11	7,133,000	$7,133,000

TOTAL INVESTMENTS - 100.8% (Cost - $84,837,259#)				87,502,235
Liabilities in Excess of Other Assets - (0.8)%				(684,246)

TOTAL NET ASSETS - 100.0%				$86,817,989

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
ZAR	— South African Rand

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason BW International Opportunities Bond Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS

	QUOTED PRICES	OTHER SIGNIFICANT OBSERVABLE INPUTS	SIGNIFICANT UNOBSERVABLE INPUTS
DESCRIPTION	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)	TOTAL
Long-term investments†:
Sovereign bonds	—	$76,665,232	—	$76,665,232
Corporate bonds & notes	—	3,704,003	—	3,704,003

Total long-term investments	—	$80,369,235	—	$80,369,235
Short-term investments†	—	7,133,000	—	7,133,000

Notes to Schedule of Investments (unaudited) (continued)

ASSETS

	QUOTED PRICES	OTHER SIGNIFICANT OBSERVABLE INPUTS	SIGNIFICANT UNOBSERVABLE INPUTS
DESCRIPTION	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)	TOTAL
Total investments	—	$87,502,235	—	$87,502,235
Other financial instruments:
Forward foreign currency contracts	—	$189,244	—	$189,244

Total	—	$87,691,479	—	$87,691,479

LIABILITIES

	QUOTED PRICES	OTHER SIGNIFICANT OBSERVABLE INPUTS	SIGNIFICANT UNOBSERVABLE INPUTS
DESCRIPTION	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)	TOTAL
Other financial instruments:
Forward foreign currency contracts	—	$1,199,970	—	$1,199,970

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Forward Foreign Currency Contracts. The Fund may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

When entering into a forward foreign currency contract, the Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Credit and Market Risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically

Notes to Schedule of Investments (unaudited) (continued)

involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(f) Foreign Investment Risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(g) Counterparty Risk and Credit-Risk-Related Contingent Features of Derivative Instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s investment manager attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

As of March 31, 2011, the Fund held forward foreign currency contracts with credit related contingent features which had a liability position of $1,199,970. If a contingent feature in the Master Agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

(h) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$2,902,770
Gross unrealized depreciation	(237,794)

Net unrealized appreciation	$2,664,976

At March 31, 2011, the Fund had the following open forward foreign currency contracts:

FOREIGN CURRENCY	COUNTERPARTY	LOCAL CURRENCY	MARKET VALUE	SETTLEMENT DATE	UNREALIZED GAIN (LOSS)
Contracts to Buy:
Euro	Citibank, N.A.	948,000	$1,342,671	5/3/11	$61,923
Turkish Lira	Barclays Bank PLC	5,977,000	3,844,397	5/10/11	125,623
British Pound	HSBC Bank USA, N.A.	4,747,000	7,608,684	6/2/11	(12,292)
Yuan Renminbi	UBS AG	6,800,000	1,053,873	1/13/12	1,698
Yuan Renminbi	UBS AG	4,417,000	684,553	1/13/12	(3,132)

					173,820

Contracts to Sell:
Australian Dollar	HSBC Bank USA, N.A.	775,000	800,533	4/11/11	(34,399)
Australian Dollar	HSBC Bank USA, N.A.	2,469,000	2,550,343	4/11/11	(112,206)
Australian Dollar	HSBC Bank USA, N.A.	2,592,000	2,677,395	4/11/11	(138,747)

Notes to Schedule of Investments (unaudited) (continued)

FOREIGN CURRENCY	COUNTERPARTY	LOCAL CURRENCY	MARKET VALUE	SETTLEMENT DATE	UNREALIZED GAIN (LOSS)
Australian Dollar	HSBC Bank USA, N.A.	5,059,000	$5,225,673	4/11/11	$(199,809)
Euro	Citibank, N.A.	665,000	941,852	5/3/11	(27,185)
Euro	Citibank, N.A.	12,407,000	17,572,274	5/3/11	(548,257)
New Zealand Dollar	Citibank, N.A.	4,760,000	3,614,927	6/9/11	(123,943)

					(1,184,546)

Net unrealized loss on open forward foreign currency contracts					$(1,010,726)

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at March 31, 2011.

	Forward Foreign Currency Contracts
Primary Underlying Risk Disclosure	Unrealized Appreciation	Unrealized Depreciation	Total
Foreign Exchange Contracts	$189,244	$(1,199,970)	$(1,010,726)

During the period ended March 31, 2011, the volume of derivative activity for the Fund was as follows:

Average market value
Forward foreign currency contracts (to buy)	$21,013,957

Forward foreign currency contracts (to sell)	31,810,826

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
President and Chief Executive Officer

Date:	May 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
President and Chief Executive Officer

Date:	May 24, 2011

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	May 24, 2011